West Loop Realty Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	REAL ESTATE — 96.9%
	REITS-APARTMENTS — 21.1%
77,000	American Homes 4 Rent - REIT	$1,786,400
17,000	AvalonBay Communities, Inc. - REIT	2,501,890
30,000	Camden Property Trust - REIT	2,377,200
6,000	Essex Property Trust, Inc. - REIT	1,321,440
85,000	Invitation Homes, Inc. - REIT	1,816,450
		9,803,380
	REITS-DATA CENTERS/TECH — 35.2%
13,000	American Tower Corp. - REIT	2,830,750
10,000	CoreSite Realty Corp. - REIT	1,159,000
25,000	Crown Castle International Corp. - REIT	3,610,000
14,250	CyrusOne, Inc. - REIT	879,937
7,000	Equinix, Inc. - REIT	4,371,990
13,000	SBA Communications Corp. - REIT	3,509,610
		16,361,287
	REITS-DIVERSIFIED — 4.4%
30,000	Alexander & Baldwin, Inc. - REIT	336,600
55,000	Armada Hoffler Properties, Inc. - REIT	588,500
25,000	Consolidated-Tomoka Land Co. - REIT	1,133,250
		2,058,350
	REITS-INDUSTRIAL — 7.2%
64,000	Americold Realty Trust - REIT	2,178,560
28,000	Rexford Industrial Realty, Inc. - REIT	1,148,280
		3,326,840
	REITS-NET LEASE — 1.8%
50,000	VICI Properties, Inc. - REIT	832,000
	REITS-OFFICE PROPERTY — 14.3%
16,000	Boston Properties, Inc. - REIT	1,475,680
38,000	Cousins Properties, Inc. - REIT	1,112,260
58,000	Douglas Emmett, Inc. - REIT	1,769,580
40,000	Empire State Realty Trust, Inc. - Class A - REIT	358,400
30,000	Kilroy Realty Corp. - REIT	1,911,000
		6,626,920
	REITS-SHOPPING CENTERS — 1.1%
60,000	Urban Edge Properties - REIT	528,600

West Loop Realty Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
	REITS-TIMBER — 1.6%
105,000	CatchMark Timber Trust, Inc. - Class A - REIT	$758,100
	REITS-WAREHOUSE/INDUSTRIES — 10.2%
2,000	Innovative Industrial Properties, Inc. - REIT	151,860
40,500	Prologis, Inc. - REIT	3,254,985
23,050	QTS Realty Trust, Inc. - Class A - REIT	1,337,131
		4,743,976
	TOTAL COMMON STOCKS
	(Cost $40,160,768)	45,039,453

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$1,281,150	UMB Money Market Fiduciary, 0.01%[1]	1,281,150
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,281,150)	1,281,150
	TOTAL INVESTMENTS — 99.7%
	(Cost $41,441,918)	46,320,603
	Other Assets in Excess of Liabilities — 0.3%	137,464
	TOTAL NET ASSETS — 100.0%	$46,458,067

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.